Deferred tax liabilities (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure Of Deferred Tax Liabilities [Abstract]
Amount at December 31, 2016	€ 6,667
Additions	1,171
Deductions	(835)
Currency translation differences	(1,123)
Other changes	20
Amount at December 31, 2017	€ 5,900